[ABN AMRO ASSET MANAGEMENT LOGO]


                                 ABN AMRO FUNDS

                               ABN AMRO VALUE FUND

                                 CLASS N SHARES
                                 CLASS I SHARES

                          SUPPLEMENT DATED MAY 16, 2006
                    TO THE PROSPECTUS AS DATED MARCH 1, 2006

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH EACH PROSPECTUS.

         The following information replaces the information about the portfolio management team of ABN AMRO VALUE FUND found on page 33 and 26 of the Class N and Class I prospectuses, respectively.

PORTFOLIO MANAGERS         INVESTMENT EXPERIENCE

Steven R. Gorham, CFA      Portfolio Manager of the Fund since January 2002;
                           Senior Vice President of the Sub-Adviser. Mr. Gorham participates in the research process and strategy discussions, shares overall responsibility for portfolio construction, final buy and sell decisions and risk management. Mr. Gorham joined the Sub-Adviser in 1989 and became an Equity Research
                           Analyst in 1992. From 1995 to 2000, he worked as an international analyst. Mr. Gorham's affiliations include CFA Institute and Boston Security Analysts
                           Society, Inc. He holds an MBA from Boston College and a BS from the University of New Hampshire.

Nevin P. Chitkara          Portfolio Manager of the Fund as of May 2006; Vice
                           President of the Sub-Adviser. Mr. Chitkara participates in the research process and strategy discussions, shares overall responsibility for portfolio construction, final buy and sell decisions and risk management. Mr. Chitkara joined the Sub-Adviser in 1997 as an Equity Research Analyst. He holds an MBA from the MIT Sloan School of Management and a BS in Business Administration from Boston
                           University.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com
                                           --------------------

                                                               ABN N&I supp v506
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[ABN AMRO ASSET MANAGEMENT LOGO]


                                 ABN AMRO FUNDS

                               ABN AMRO VALUE FUND

                                 CLASS N SHARES
                                 CLASS I SHARES

                          SUPPLEMENT DATED MAY 16, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2006

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

         The following information replaces the information about the portfolio management team of ABN AMRO VALUE FUND (the "Fund") found on pages 60-61:

         The table below shows, for each co-portfolio manager of the Fund, the number of other registered investment companies, pooled investment vehicles and other accounts managed and the total assets in the accounts as of March 31, 2006.

                                                                                             Assets Managed
                                                                        Number of Accounts    with Advisory
                                                                           Managed with       Fee Based on
                                          Number of     Total Assets    Advisory Fee Based     Performance
                                           Accounts       Managed         on Performance      (in millions)
                                           Managed     (in millions)
         Steven R. Gorham, CFA
Registered Investment Companies:              22          $33,600               0                  N/A
Other Pooled Investment Vehicles:             2             $949                0                  N/A
Other Accounts:                               23           $4,163               1                $446.8

         Nevin P. Chitkara
Registered Investment Companies:              22          $33,600               0                  N/A
Other Pooled Investment Vehicles:             2             $949                0                  N/A
Other Accounts:                               22           $4,161               1                $446.8

         Compensation. The ABN AMRO Value Fund is sub-advised by MFS Institutional Advisors, Inc. ("MFS"). Compensation for each co-portfolio manager includes a base salary and a performance bonus. The performance bonus, which represents a majority of total cash compensation, is based on a combination of quantitative and qualitative factors. The quantitative portion is based on the pre-tax performance of all the accounts managed by the portfolio manager over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account with particular emphasis given to three-year performance. The performance bonus is also based on, but to a lesser extent, qualitative factors, which include the results of an annual internal peer review process and

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management's assessment of overall portfolio manager contributions to the investment process. The portfolio manager is also eligible to participate in the MFS Equity Plan. Equity Plan interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

          Material Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

          In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

         When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

         MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

         Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio managers as of February 28, 2006.

                                       DOLLAR RANGE OF SECURITIES
         PORTFOLIO MANAGER                     IN THE FUND
         -----------------                     -----------
         Steven R. Gorham                           $0
         Nevin P. Chitkara                          $0



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com
                                           --------------------

                                                                ABN SAI supp 506